Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Fair Values of Financial Assets and Liabilities
The following table provides information about how the fair values of these financial assets and liabilities were determined as at each of December 31, 2019 and December 31, 2018:

	As at December 31, 2019
In thousands of U.S. Dollars	Fair value & carrying value	Level 1	Level 2	Level 3
Bonds – FVOCI	109,017	109,017	—	—
Equity in unquoted companies - FVTPL	9,651	—	—	9,651
Derivatives	169,158	—	59,258	109,900
Total financial assets	287,826	109,017	59,258	119,551

Derivatives	113,559	—	95,931	17,628
Other provisions - FVTPL	1,877	—	—	1,877
Total financial liabilities	115,436	—	95,931	19,505

	As at December 31, 2018
In thousands of U.S. Dollars	Fair value & carrying value	Level 1	Level 2	Level 3
Bonds - FVOCI	103,153	103,153	—	—
Equity in unquoted companies - FVTPL	6,773	—	—	6,773
Derivatives	54,583	—	42,983	11,600
Total financial assets	164,509	103,153	42,983	18,373

Derivatives	22,561	—	6,276	16,285
Deferred contingent payment - FVTPL	77,628	—	—	77,628
Other provisions - FVTPL	2,740	—	—	2,740
Total financial liabilities	102,929	—	6,276	96,653

Summary of Fair Value of Other Financial Assets and Liabilities Measured at Amortized Cost
The fair values of other financial assets and liabilities measured at amortized cost, other than those for which the Corporation has determined that their carrying values approximate their fair values on the consolidated statements of financial position as at each of December 31, 2019, and December 31, 2018 are as follows:

	As at December 31, 2019
In thousands of U.S. Dollars	Fair value	Level 1	Level 2	Level 3
First Lien Term Loans	4,059,777	—	4,059,777	—
Senior Notes	1,083,940	—	1,083,940	—
Total financial liabilities	5,143,717	—	5,143,717	—

	As at December 31, 2018
In thousands of U.S. Dollars	Fair value	Level 1	Level 2	Level 3
First Lien Term Loans	4,414,525	—	4,414,525	—
Senior Notes	969,370	—	969,370	—
Total financial liabilities	5,383,895	—	5,383,895	—

Schedule of Reconciliation of Level 3 Fair Values
The following tables show a reconciliation from opening balances to the closing balances for Level 3 fair values:

In thousands of U.S Dollars	Level 3 Equity investments	Level 3 Embedded Derivative
Balance – January 1, 2018	8,768	—
Recognized	—	17,700
Re-measurement of fair value	(1,974)	(6,100)
Translation	(21)	—
Balance – December 31, 2018	6,773	11,600
Re-measurement of fair value	2,883	98,300
Translation	(5)	—
Balance – December 31, 2019	9,651	109,900

In thousands of U.S Dollars	Level 3 Deferred contingent payment	Level 3 Unsettled Bets	Other
Balance – January 1, 2018	—	779	10,119
Acquired on business combination	84,662	19,226	—
Settlements	—	968	(7,006)
Re-measurement of fair value	(342)	(4,782)	215
Translation	(6,692)	94	(588)
Balance – December 31, 2018	77,628	16,285	2,740
Settlements	(68,394)	500	(1,504)
Re-measurement of fair value	(7,371)	300	121
Translation	(1,863)	543	520
Balance – December 31, 2019	—	17,628	1,877